INCOME TAXES (Details Textual) - CNY (¥)	1 Months Ended	12 Months Ended
	Jan. 30, 2008	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate		25.00%	25.00%	25.00%
Effective Income Tax Rate, Continuing Operations		1.00%	0.00%	0.00%
Income Tax Holiday Effect On Tax Charges		¥ 0	¥ 0	¥ 4,274,000
Income Tax Holiday, Income Tax Benefits Per Share			¥ 0.18	¥ (0.25)
Income Tax Holiday Income Tax Diluted Earnings Per Share				¥ 0.18
Operating Loss Carryforwards, Limitations on Use		a preferential tax of 2 years exemption and 3 years of half EIT from January 1, 2012 to December 31, 2016
Preferential Tax Rate Applicable Period Description		The open tax years for examinations in China are 5 years
Preferential Tax Rate		¥ 15	¥ 15	¥ 15
Maximum [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	33.00%
Minimum [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	25.00%
Beijing Origin Seed Limited [Member]
Preferential Tax Rate		¥ 25